PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2017
PREPAYMENTS AND OTHER CURRENT ASSETS [Abstract]
PREPAYMENTS AND OTHER CURRENT ASSETS
13.	PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consisted of the following:

	As of December 31,
	2016	2017
	RMB	RMB
Value-added tax deductible	286,198,731	695,298,614
Deposit for customer duty, bidding and others	154,023,704	276,486,282
Receivable related to disposal of subsidiaries (note 1)	185,380,069	169,931,600
Receivables related to a sales leaseback transaction (note 24)	-	150,000,000
Receivables related to disposal of property, plant and equipment	-	111,500,000
Prepayment for income tax	24,323,033	90,238,235
Receivables of option exercised	6,135,783	39,685,283
Prepaid commission	2,013,070	28,551,662
Rental deposit and prepayment	5,897,704	25,888,619
Prepaid insurance premium	19,237,805	16,388,399
Receivables related to discount from a supplier	-	15,607,413
Receivables related to disposal of land use right	23,172,107	14,571,587
Employee advances	8,584,936	10,576,736
Others	51,677,311	61,992,841
Total	766,644,253	1,706,717,271

Value-added tax deductible represented the balance that the Group can utilize to deduct its value-added tax liability within the next 12 months.

As of December 31, 2016 and 2017, all of the employee advances were business related, interest-free, not collateralized and will be repaid or settled within one year from the respective balance sheet dates.